Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Fair value	$ (1,833,000)	$ (336,000)
Notional amount	135,484,000	174,237,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	74.9
Other current assets [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	56,000	63,000
Notional amount of derivative asset	36,882,000	11,001,000
Accrued expenses and other current liabilities [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(1,098,000)	(388,000)
Notional amount of derivative liability	37,999,000	92,929,000
Cash Flow Hedge [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	42,000,000.0
Cash Flow Hedge [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	10,400,000	25,000,000.0
Cash Flow Hedge [Member] | Other current assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	793,000	315,000
Notional amount of derivative asset	10,417,000	25,045,000
Cash Flow Hedge [Member] | Accrued expenses and other current liabilities [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(1,584,000)	(326,000)
Notional amount of derivative liability	$ 50,186,000	$ 45,262,000